Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
(10) Income Taxes
The components of income and loss from continuing operations before income taxes for the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands):

	2010	2009	2008
Domestic	$117,988	$(191,543)	$488,666
Foreign	7,114	31,664	53,713

	$125,102	$(159,879)	$542,379

The components of income tax expense (benefit) for the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands):

	2010	2009	2008
Current:
Federal	$16,002	$1,555	$69,065
State	1,939	(256)	3,699
Foreign	17,628	16,019	20,047

	35,569	17,318	92,811

Deferred:
Federal	11,367	(71,874)	96,770
State	(653)	(1,831)	1,805
Foreign	(2,998)	(1,169)	(482)

	7,716	(74,874)	98,093

	$43,285	$(57,556)	$190,904

Income tax expense (benefit) differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income (loss) before income taxes for the years ended December 31, 2010, 2009 and 2008 as follows (in thousands):

	2010	2009	2008
Computed expected tax expense (benefit)	$43,786	$(55,958)	$189,833
Increase (decrease) resulting from
State and foreign income taxes	1,768	(3,712)	1,865
Other	(2,269)	2,114	(794)

Income tax	$43,285	$(57,556)	$190,904

The significant components of deferred income taxes at December 31, 2010 and 2009 are as follows (in thousands):

	2010	2009
Deferred tax assets:
Allowance for doubtful accounts	$7,097	$8,166
Operating loss and tax credit carryforwards	10,120	41,154
Compensation and employee benefits	29,358	22,259
Decommissioning liabilities	37,909	—
Deferred interest expense related to exchangeable notes	526	999
Other	21,626	16,457

	106,636	89,035
Valuation allowance	—	(2,394)

Net deferred tax assets	106,636	86,641

Deferred tax liabilities:
Property, plant and equipment	248,453	216,411
Notes receivable	23,857	—
Goodwill and other intangible assets	19,555	16,714
Deferred revenue on long-term contracts	53,465	77,530
Other	14,595	15,540

Deferred tax liabilities	359,925	326,195

Net deferred tax liability	$253,289	$239,554

During 2010, the Company reduced the valuation allowance and corresponding deferred tax asset for net operating loss carry forwards that it believes will not be utilized due to loss limitations prescribed by the Internal Revenue Code. This adjustment did not affect current year earnings.
The net deferred tax assets reflect management’s estimate of the amount that will be realized from future profitability and the reversal of taxable temporary differences that can be predicted with reasonable certainty. A valuation allowance is recognized if it is more likely than not that at least some portion of any deferred tax asset will not be realized.
Net deferred tax liabilities were classified in the consolidated balance sheet at December 31, 2010 and 2009 as follows (in thousands):

	2010	2009
Deferred tax liabilities:
Current deferred income taxes	$29,353	$30,501
Noncurrent deferred income taxes	223,936	209,053

Net deferred tax liability	$253,289	$239,554

As of December 31, 2010, the Company had approximately $1.3 million in net operating loss carryforwards, which are available to reduce future taxable income. The expiration dates for utilization of the loss carryforwards are 2019 through 2025. Utilization of $0.7 million of the net operating loss carryforwards will be subject to the annual limitations due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended. The annual limitations may result in expiration of the net operating loss before full utilization.
The Company has not provided United States income tax expense on earnings of its foreign subsidiaries, since the Company has reinvested or expects to reinvest the undistributed earnings indefinitely. At December 31, 2010, the undistributed earnings of the Company’s foreign subsidiaries were approximately $157.8 million. If these earnings are repatriated to the United States in the future, additional tax provisions may be required. It is not practicable to estimate the amount of taxes that might be payable on such undistributed earnings.
Effective January 1, 2007, the Company adopted authoritative guidance surrounding accounting for uncertainty in income taxes. It is the Company’s policy to recognize interest and applicable penalties related to uncertain tax positions in income tax expense.
The Company files income tax returns in the U.S. federal and various state and foreign jurisdictions. The number of years that are open under the statute of limitations and subject to audit varies depending on the tax jurisdiction. The Company remains subject to U.S. federal tax examinations for years after 2006.
The Company had approximately $24.8 million, $11.0 million and $9.7 million of unrecorded tax benefits at December 31, 2010, 2009 and 2008, respectively, all of which would impact the Company’s effective tax rate if recognized. An increase of $16.5 million was related to foreign income tax attributable to foreign acquisitions.
The activity in unrecognized tax benefits at December 31, 2010, 2009 and 2008 is as follows (in thousands):

	2010	2009	2008
Unrecognized tax benefits,
December 31, 2009, 2008 and 2007, respectively	$11,013	$9,652	$7,716
Additions based on tax positions related to current year	36	3,377	3,499
Additions based on tax positions related to prior years	16,607	186	—
Reductions based on tax positions related to prior years	(2,896)	(2,202)	(1,563)

Unrecognized tax benefits,
December 31, 2010, 2009 and 2008, respectively	$24,760	$11,013	$9,652